Capital Management - Additional Information (Details) - CAD ($) $ in Thousands	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Disclosure of objectives, policies and processes for managing capital [line items]
Shareholders Equity	$ 57,803	$ 75,285	$ 56,924
Capital Management
Disclosure of objectives, policies and processes for managing capital [line items]
Shareholders Equity	$ 60,600